Long-Term Debt and Other Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Long-Term Debt and Other Financial Liabilities [Abstract]
Long-Term Debt and Other Financial Liabilities
The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	December 31, 2021	December 31, 2020
Long-term debt and other financial liabilities	218,551	173,289
Less: Deferred financing costs and debt discounts	(3,377)	(3,527)
Total	215,174	169,762
Less - current portion	(68,473)	(19,417)
Long-term portion	146,701	150,345

Long-Term Debt and Other Financial Liabilities [Member]
Long-Term Debt and Other Financial Liabilities [Abstract]
Annual Principal Payments
The annual principal payments required to be made after December 31, 2021 for all long-term debt and other financial liabilities are as follows:

Twelve month periods ending December 31,	Amount
2022	69,821
2023	35,731
2024	18,108
2025	45,041
Thereafter	49,850
Total	218,551